Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and due from banks	$ 16,632	$ 23,668
Other interest-bearing deposits	87,680	27,326
Cash and cash equivalents	104,312	50,994
Certificates of deposit in other banks	1,000	1,000
Available-for-sale debt securities, at fair value (cost of $230,939 and $249,558, respectively)	209,939	218,652
Other investments	5,976	5,149
Loans held for investment	1,486,792	1,466,160
Allowance for credit losses	(21,111)	(22,044)
Net loans	1,465,681	1,444,116
Loans held for sale	616	0
Premises and equipment, net	29,963	31,166
Premises and equipment held for sale, net	3,956	0
Other real estate owned, net	98	1,446
Cash surrender value bank-owned life insurance	40,444	38,912
Accrued interest receivable and other assets	32,865	33,750
Total assets	1,894,850	1,825,185
Liabilities:
Non-interest bearing demand	423,568	385,022
Savings, interest checking and money market	827,069	846,339
Time deposits	303,512	301,821
Total deposits	1,554,149	1,533,182
Federal Home Loan Bank advances and other borrowings	102,086	81,525
Subordinated notes	49,486	49,486
Operating lease liabilities	2,682	1,678
Finance lease liabilities	1,205	0
Accrued interest payable and other liabilities	11,013	9,767
Total liabilities	1,720,621	1,675,638
Stockholders’ equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 7,554,893 shares	7,555	7,555
Surplus	76,828	76,857
Retained earnings	107,863	89,542
Accumulated other comprehensive loss, net of tax	(3,613)	(12,443)
Treasury stock; 653,633, and 566,268 shares, at cost, respectively	(14,404)	(11,964)
Total stockholders’ equity	174,229	149,547
Total liabilities and stockholders’ equity	$ 1,894,850	$ 1,825,185